Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 8,402	$ 7,741
Inventory reserve		114
Depreciation and amortization	1,272	2,226
Share based compensation	647	599
Other	613	297
Total deferred tax assets	10,935	10,977
Valuation allowance	(10,935)	(10,977)
Net deferred tax assets
Deferred tax liabilities:
Intangible assets
Net deferred tax liabilities